Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 24, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Prospectus:
Trading Symbol	ALFA